Average Annual Total Returns (Vanguard Small-Cap Index Fund Institutional)	Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	CRSP US Small Cap Index Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	CRSP US Small Cap Index Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014	MSCI US Small Cap 1750 Index Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	MSCI US Small Cap 1750 Index Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014	Spliced Small Cap Index Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Spliced Small Cap Index Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.53%	7.55%	7.06%	4.46%	7.54%	7.54%	6.09%	6.09%	7.54%	7.54%
Five Years	16.90%		16.49%	13.61%	none		16.74%		16.83%
Ten Years	9.17%		8.82%	7.43%	none		9.02%		9.06%
Since Inception		14.39%						14.21%		14.32%